Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule Of Total Assets By Geographic Area [Table Text Block]	The Company’s total assets by geographic location are as follows:
	December 31,
	2017	2016

Assets
Mainland China	$289,560	$196,276
Hong Kong	9,659	15,079
Total Assets	$299,219	$211,355

Revenue from External Customers by Products and Services [Table Text Block]
The Company’s revenues by product are as follows:

	For the year ended December 31,
	2017	2016	2015
Sales
Inactivated hepatitis vaccines	$37,851	$20,596	$49,416
Influenza vaccines	13,544	9,829	12,674
Enterovirus 71 vaccines	121,284	35,140	-
H5N1	-	6,389	3,852
Mumps	1,667	477	1,472
Total Sales	$174,346	$72,431	$67,414

Schedule Of Entity Wide Information Revenue From External Customers By Geographic Area [Table Text Block]
The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2017	2016	2015
Sales
Mainland China	$172,897	$71,184	$66,779
Foreign countries	1,449	1,247	635
Total Sales	$174,346	$72,431	$67,414